BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings
Principal repayments on total borrowings due over the next five years and thereafter are as follows:

(US$ MILLIONS)	Total borrowings
2023	$452
2024	2,931
2025	3,519
2026	102
2027	445
Thereafter	5,831
Total - principal repayments	$13,280
Deferred financing costs and other accounting adjustments	(367)
Total - December 31, 2022	$12,913
Total - December 31, 2021	$5,246
The following table summarizes the weighted average interest rates and terms of non-recourse borrowings in subsidiaries of the company as at December 31, 2022 and 2021:

	Weighted average rate (%)		Weighted average term (years)		Total
(US$ MILLIONS, except as noted)	2022	2021	2022	2021	2022	2021
Total	8.7%	4.8%	5.1	4.4	$12,913	$5,246
The following table summarizes the non-recourse borrowings in subsidiaries of the company by currency as at December 31, 2022 and 2021:

(US$ MILLIONS, except as noted)	2022	Local currency		2021	Local currency
U.S. dollars	$10,244		$10,244	$2,878		$2,878
Brazilian reais	1,692	R$	8,826	1,379	R$	7,695
Australian dollars	949	A$	1,393	985	A$	1,357
Other	28			4
Total	$12,913			$5,246